Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Portfolios

Supplement dated January 28, 2013

To the Fiduciary Shares, Retail Shares and Class M Shares Prospectuses

dated December 1, 2012

This supplement provides new and additional information beyond the information already contained in each Prospectus and should be read in conjunction with the Prospectus.

Effective February 1, 2013, the portfolio manager of HighMark Cognitive Value Fund is Thomas J. Mudge III. George Y. Sokoloff no longer serves as a portfolio manager of the Fund. The Prospectus is hereby modified accordingly.

HMKSK1050010

HIGH11970020

HIGH11970010

HIGH12098546

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Supplement dated January 28, 2013

To Statement of Additional Information dated December 1, 2012

This supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective February 1, 2013, the portfolio manager of HighMark Cognitive Value Fund is Thomas J. Mudge III. George Y. Sokoloff no longer serves as a portfolio manager of the Fund. The Statement of Additional Information is hereby modified accordingly.

HMKSK1050020